Cash Distributions (Details) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended	12 Months Ended
	Jan. 26, 2015	Oct. 14, 2014	Jul. 15, 2014	Apr. 17, 2014	Jan. 20, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Quarterly Cash Distributions
Total quarterly distribution (per unit)		$ 0.24	$ 0.2225	$ 0.2125	$ 0.037		$ 0.941	$ 0.037
Distributions		$ 14,102	$ 13,074	$ 12,487	$ 2,174	$ 2,174	$ 55,492
General Partner’s Distribution, Including Incentive Distribution Rights [Member]
Quarterly Cash Distributions
Distributions						44	1,304
General Partner Valero [Member]
Quarterly Cash Distributions
Distributions						44	1,110
General Partner IDRs [Member]
Quarterly Cash Distributions
Distributions						0	194
Limited Partner, Common and Subordinated Units [Member]
Quarterly Cash Distributions
Distributions						2,130	54,182
Common Unitholders Public [Member]
Quarterly Cash Distributions
Distributions						638	16,232
Distribution Equivalent Rights [Member]
Quarterly Cash Distributions
Distributions						0	6
Common Unitholder Valero [Member]
Quarterly Cash Distributions
Distributions						427	10,859
Subordinated Unitholder Valero [Member]
Quarterly Cash Distributions
Distributions						$ 1,065	$ 27,091
Subsequent Event [Member]
Quarterly Cash Distributions
Total quarterly distribution (per unit)	$ 0.266
Distributions	$ 15,829